Assumptions Used to Estimate Grant Date Fair Value of Nonvested Restricted Stock Units Using Monte Carlo Simulation (Detail) (Nonvested Restricted Stock Units)	12 Months Ended
Dec. 31, 2012
Nonvested Restricted Stock Units
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate, minimum	0.14%
Risk-free interest rate, maximum	0.24%
Expected volatility	36.91%
Expected dividends	0.00%